Document and Entity Information	Jun. 16, 2026
Prospectus Line Items
Document Type	497
Document Period End Date	Jun. 16, 2026
Entity Central Index Key	0000028540
Amendment Flag	false
Registrant Name	Fidelity Oxford Street Trust
Entity Investment Company Type	N-1A